SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Material Accounting Policy Information
SCHEDULE OF ESTIMATED USEFUL LIVES

Depreciation on other items of property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Properties	20 years
Machineries	10 years
Motor vehicles	5 years
Furniture and fittings	4 – 5 years
Office equipment	4 – 5 years
Leasehold Improvements	5 years

SCHEDULE OF CURRENCY EXCHANGE RATE

	December 31,
	2024	2023	2022
HKD to USD Year End	0.129	0.128	0.128
HKD to USD Average Rate	0.129	0.128	0.128
CNY to USD Year End	0.139	0.141	0.144
CNY to USD Average Rate	0.139	0.141	0.148
EUR to USD Year End	1.047	1.110	1.066
EUR to USD Average Rate	1.059	1.099	1.052
PEN to USD Year End	0.266	0.270	0.262
PEN to USD Average Rate	0.266	0.268	0.261